Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 19,816	€ 9,492
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	9,640	4,861
Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	4,415	2,212
Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,672	1,149
Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	578	425
Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	307	314
Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	349	209
Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	114	101
Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	49	25
Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	22	25
Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	80	43
Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	10	2
Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	3	1
Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,041	354
Performing Exposure [Member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	6,341	2,686
Performing Exposure [Member] | Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	3,447	1,367
Performing Exposure [Member] | Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,621	435
Performing Exposure [Member] | Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	410	294
Performing Exposure [Member] | Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	218	184
Performing Exposure [Member] | Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	112	101
Performing Exposure [Member] | Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	59	55
Performing Exposure [Member] | Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	13	13
Performing Exposure [Member] | Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	10	13
Performing Exposure [Member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	42	22
Performing Exposure [Member] | Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	9	1
Performing Exposure [Member] | Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1
Performing Exposure [Member] | Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	399	201
Non-performing exposure [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	3,299	2,175
Non-performing exposure [member] | Retail Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	968	845
Non-performing exposure [member] | Retail Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,051	714
Non-performing exposure [member] | Retail Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	168	131
Non-performing exposure [member] | Retail Banking [Member] | Turkey [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	89	130
Non-performing exposure [member] | Retail Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	237	109
Non-performing exposure [member] | Retail Banking [Member] | Romania [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	55	46
Non-performing exposure [member] | Retail Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	37	12
Non-performing exposure [member] | Retail Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	12	12
Non-performing exposure [member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	37	22
Non-performing exposure [member] | Retail Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1	1
Non-performing exposure [member] | Retail Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2	1
Non-performing exposure [member] | Retail Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 643	€ 153